Leases - Schedule of Components of Lease Expense (Detail) $ in Millions	3 Months Ended
Dec. 31, 2019 USD ($)
Lease Cost
Operating lease cost	$ 14
Short-term lease cost	0
Variable lease cost	3
Sublease income	0
Total lease cost	$ 17